Securitisations and Covered Bonds - Analysis of Securitisations and Covered Bonds (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of securitisations and covered bonds [line items]
Gross assets	£ 36,195	£ 36,512
External notes in issue	23,984	20,974
Notes issued to Santander UK plc/subsidiaries as collateral	3,541	3,598
Total securitisation and covered bond programmes (see Note 28)	23,445	19,907
Securitisation Programmes [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	14,617	16,740
External notes in issue	5,331	4,108
Notes issued to Santander UK plc/subsidiaries as collateral	3,541	3,598
Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	12,094	13,924
External notes in issue	3,381	2,016
Notes issued to Santander UK plc/subsidiaries as collateral	2,851	2,778
Securitisation Programmes [member] | Other Securitisation Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	2,523	2,816
External notes in issue	1,950	2,092
Notes issued to Santander UK plc/subsidiaries as collateral	690	820
Holmes [member] | Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	4,414	4,299
External notes in issue	3,182	1,400
Notes issued to Santander UK plc/subsidiaries as collateral	463	389
Fosse [member] | Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	4,646	5,732
External notes in issue	199	616
Notes issued to Santander UK plc/subsidiaries as collateral	34	34
Langton [member] | Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	3,034	3,893
Notes issued to Santander UK plc/subsidiaries as collateral	2,354	2,355
Auto ABS UK Loans [member] | Securitisation Programmes [member] | Other Securitisation Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	1,468	1,498
External notes in issue	1,212	1,240
Notes issued to Santander UK plc/subsidiaries as collateral	316	306
Euro 35bn Global Covered Bond Programme [member] | Covered Bond Programme [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	21,578	19,772
External notes in issue	18,653	16,866
held by the Santander UK group	(539)	(1,067)
Motor [member] | Securitisation Programmes [member] | Other Securitisation Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross assets	1,055	1,318
External notes in issue	738	852
Notes issued to Santander UK plc/subsidiaries as collateral	£ 374	£ 514